RESTRICTED CASH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash [Line Items]
Minimum Liquidity	$ 0	$ 250
Retention accounts	1,311	0
Short term restricted cash accounts	1,311	250
Letters of guarantee	31	31
Long term restricted cash accounts	31	31
Total	$ 1,342	$ 281